UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                --------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Ulysses Partners, L.P.
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Address:    280 Park Avenue, 21st Floor, West Tower
            ---------------------------------------
            New York, New York 10017
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Form 13F File Number:  28-06862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Joshua Nash, Member of Joshua Nash LLC
            -----------------------------------------
Title:      General Partner of Ulysses Partners, L.P.
            -----------------------------------------
Phone:      212-455-6200
            -----------------------------------------

Signature, Place, and Date of Signing:

    Joshua Nash             New York, New York                8/12/05
 -----------------        ---------------------             ----------
    [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     -0-
                                                -----------

Form 13F Information Table Entry Total:                14
                                                -----------

Form 13F Information Table Value Total:        $    34,911 (in thousands)
                                                -----------



List of Other Included managers:

                      NONE

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                         FOR QUARTER ENDED JUNE 30, 2005

                                                                                                               ITEM 5:
                                          ITEM 2:                    ITEM 3:             ITEM 4:              Shares or
      ITEM 1:                            Title of                    Cusip                Fair                Principal
   Name of Issuer                         Class                      Number            Market Value             Amount
------------------------------------------------------------------------------------------------------------------------------------
AFFYMETRIX INC.                           COM                       00826T108             539,200             10,000 SHS
BIOTECH HOLDERS                           DEPOSTRY RCPTS            09067D201           1,673,000             10,000 SHS
GENENTECH                                 COM NEW                   368710406             401,400              5,000 SHS
iSHARES NASD BIOTECHNOLOGY                NASDQ BIO INDX            464287556           1,697,500             25,000 SHS
KFX INC.                                  COM                       48245L107           2,858,000            200,000 SHS
MICROSOFT CORP                            COM                       594918104           1,863,000             75,000 SHS
MICROSOFT CORP                            COM                       594918104           1,863,000             75,000 PUT
MORGAN STANLEY DW                         COM NEW                   617446448           2,623,500             50,000 SHS
MORGAN STANLEY DW                         COM NEW                   617446448          10,494,000            200,000 CALL
NITROMED                                  COM                       654798503             875,250             45,000 SHS
PFIZER                                    COM                       717081103           2,068,500             75,000 CALL
SIRIUS SATELLITE RADIO                    COM                       82966U103             162,000             25,000 SHS
TELEWEST                                  COM                       87956T107           2,790,550            122,500 CALL
THOMAS PROPERTIES GROUP                   COM                       884453101           5,002,513            400,201 SHS

                             ** TABLE CONTINUED **

                                                    ITEM 6:                                                     ITEM 8:
                                             INVESTMENT DISCRETION                                       VOTING AUTHORITY SHARES
                                                (b) Shares                        ITEM 7:
      ITEM 1:                                   as Defined     (c) Shared        Managers
   Name of Issuer                  (a) Sole     in Instr. V        Other        See Instr. V       (a) Sole   (b) Shared   (c) None
------------------------------------------------------------------------------------------------------------------------------------
AFFYMETRIX INC.                        X                                                                X
BIOTECH HOLDERS                        X                                                                X
GENENTECH                              X                                                                X
iSHARES NASD BIOTECHNOLOGY             X                                                                X
KFX INC.                               X                                                                X
MICROSOFT CORP                         X                                                                X
MICROSOFT CORP                         X                                                                X
MORGAN STANLEY DW                      X                                                                X
MORGAN STANLEY DW                      X                                                                X
NITROMED                               X                                                                X
PFIZER                                 X                                                                X
SIRIUS SATELLITE RADIO                 X                                                                X
TELEWEST                               X                                                                X
THOMAS PROPERTIES GROUP                X                                                                X

                              ** TABLE COMPLETE **